ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30,	March 31,
	2025	2025
Customer security deposit (1)	$61,834	$64,101
Service fees payable (2)	30,311	114,839
Rent payable	24,576	14,390
Due to employees and other	—	21,300
Others	14,634	19,253
Accrued expenses and other current liabilities	$131,355	$233,883
(1)	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.

(2)	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.